SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Interest paid	$678	$554	$261
Income taxes paid	318	292	165

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Accounts receivable	$(85)	$(61)	$(91)
Accounts payable and other	91	234	126
Changes in non-cash working capital, net	$6	$173	$35